PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST

                 Prospectus Supplement dated April 7, 1997
                  to Prospectuses dated February 28, 1997

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------
Gayle S. Attridge    1997         Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1993.  Prior
                                  to November, 1993, Ms.
                                  Attridge was an Analyst at
                                  Keystone Custody
                                  International.

D. William Kohli     1994         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.
                                  Prior to September, 1994, Mr.
                                  Kohli was Executive Vice
                                  President and Co-Director of
                                  Global Bond Management and,
                                  prior to October, 1993, Senior
                                  Portfolio Manager at Franklin
                                  Advisors/Templeton Investment
                                  Counsel.




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